Income Taxes - Schedule of Components of Deferred Tax Asset (Details) (OWP Ventures, Inc.) - OWP Ventures, Inc. [Member]	Dec. 31, 2018 USD ($)
Net operating loss carry forwards	$ 1,506,000
Net deferred tax assets before valuation allowance	316,260
Less: Valuation allowance	(316,260)
Net deferred tax assets